RELATED PARTY RELATIONSHIPS (Tables)	12 Months Ended
Mar. 31, 2019
Related Party [Abstract]
Disclosure of interests in subsidiaries
Investments in subsidiaries consolidated in the Company’s financial statements:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2019	2018
AACE Vietnam Limited Liability Company	Vietnam	100.0%	100.0%
Asian Aviation Centre of Excellence (Singapore) Pte Ltd	Singapore	100.0%	100.0%
Avianca - CAE Flight Training (ACFT) S.A.S.	Colombia	100.0%	—%
CAE (UK) plc	United Kingdom	100.0%	100.0%
CAE (US) Inc.	United States	100.0%	100.0%
CAE Aircrew Training Services plc	United Kingdom	76.5%	76.5%
CAE Australia Pty Ltd.	Australia	100.0%	100.0%
CAE Aviation Services Pte Ltd.	Singapore	100.0%	100.0%
CAE Aviation Training B.V.	Netherlands	100.0%	100.0%
CAE Aviation Training Chile Limitada	Chile	100.0%	100.0%
CAE Aviation Training Peru S.A.	Peru	100.0%	100.0%
CAE Brunei Multi Purpose Training Centre Sdn Bhd	Brunei	60.0%	60.0%
CAE Center Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Center Brussels N.V.	Belgium	100.0%	100.0%
CAE Centre Copenhagen A/S	Denmark	100.0%	100.0%
CAE Centre Hong Kong Limited	Hong Kong	100.0%	100.0%
CAE Centre Oslo AS	Norway	100.0%	100.0%
CAE Centre Stockholm AB	Sweden	100.0%	100.0%
CAE CFT B.V.	Netherlands	100.0%	100.0%
CAE CFT Korea Ltd.	Korea	100.0%	100.0%
CAE Civil Aviation Training Solutions, Inc.	United States	100.0%	100.0%
CAE Crewing Services Limited	Ireland	100.0%	100.0%
CAE El Salvador Flight Training S.A. de C.V.	El Salvador	99.5%	—%
CAE Electronik GmbH	Germany	100.0%	100.0%
CAE Engineering Korlatolt Felelossegu Tarsasag	Hungary	100.0%	100.0%
CAE Flight & Simulator Services Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Flight Training (India) Private Limited1)	India	100.0%	50.0%
CAE Flight Training Center Mexico, S.A. de C.V.	Mexico	100.0%	100.0%
CAE Global Academy Évora, SA	Portugal	100.0%	100.0%
CAE Healthcare Canada Inc.	Canada	100.0%	100.0%
CAE Healthcare Inc.	United States	100.0%	100.0%
CAE Holdings Limited	United Kingdom	100.0%	100.0%
CAE India Private Limited	India	100.0%	100.0%
CAE Integrated Enterprise Solutions Australia Pty Ltd.	Australia	100.0%	100.0%
CAE International Holdings Limited	Canada	100.0%	100.0%
CAE Kuala Lumpur Sdn Bhd	Malaysia	100.0%	100.0%
CAE Luxembourg Acquisition S.à r.l.	Luxembourg	100.0%	100.0%
CAE Maritime Middle East L.L.C.	United Arab Emirates	49.0%	49.0%
CAE Middle East L.L.C.	United Arab Emirates	49.0%	49.0%
CAE Military Aviation Training Inc.	Canada	100.0%	100.0%
CAE New Zealand Pty Ltd.	New Zealand	100.0%	100.0%
CAE North East Training Inc.	United States	100.0%	100.0%
CAE Oxford Aviation Academy Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Oxford Aviation Academy Phoenix Inc.	United States	100.0%	100.0%
CAE Services Italia S.r.l.	Italy	100.0%	100.0%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.	Spain	100.0%	100.0%
CAE Shanghai Company, Limited	China	100.0%	100.0%
CAE SimuFlite Inc.	United States	100.0%	100.0%
CAE Simulation Technologies Private Limited	India	100.0%	100.0%
CAE Simulator Services Inc.	Canada	100.0%	100.0%
Investments in subsidiaries consolidated in the Company’s financial statements (continued):

		% equity	% equity
		interest	interest
Name	Country of incorporation	2019	2018
CAE Singapore (S.E.A.) Pte Ltd.	Singapore	100.0%	100.0%
CAE South America Flight Training do Brasil Ltda.	Brazil	100.0%	100.0%
CAE STS Limited	United Kingdom	100.0%	100.0%
CAE Training & Services Brussels NV	Belgium	100.0%	100.0%
CAE Training & Services UK Ltd.	United Kingdom	100.0%	100.0%
CAE Training Norway AS	Norway	100.0%	100.0%
CAE USA Inc.	United States	100.0%	100.0%
CAE USA Mission Solutions Inc.	United States	100.0%	100.0%
CAE Verwaltungsgesellschaft mbH	Germany	100.0%	100.0%
Flight Training Device (Mauritius) Ltd.	Mauritius	100.0%	100.0%
Logitude Oy	Finland	100.0%	—%
Oxford Aviation Academy (Oxford) Limited	United Kingdom	100.0%	100.0%
Parc Aviation Engineering Services Ltd	Ireland	100.0%	100.0%
Parc Aviation Limited	Ireland	100.0%	100.0%
Parc Aviation UK Ltd	United Kingdom	100.0%	100.0%
Parc Interim Limited	Ireland	100.0%	100.0%
Presagis Canada Inc.	Canada	100.0%	100.0%
Presagis Europe (S.A.)	France	100.0%	100.0%
Presagis USA Inc.	United States	100.0%	100.0%
Servicios de Instrucción de Vuelo, S.L.	Spain	80.0%	80.0%
SIM-Industries Brasil Administracao de Centros de Treinamento Ltda.	Brazil	100.0%	100.0%
SIV Ops Training, S.L.	Spain	80.0%	80.0%
(1)This entity became subsidiary during the fourth quarter of fiscal 2019 (Note 3).

Disclosure of interests in joint arrangements
Investments in joint ventures accounted for under the equity method:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2019	2018
Aviation Training Northeast Asia B.V.	Netherlands	50.0%	50.0%
CAE Flight and Simulator Services Korea, Ltd.	Korea	50.0%	50.0%
CAE-LIDER Training do Brasil Ltda.	Brazil	50.0%	50.0%
CAE Melbourne Flight Training Pty Ltd.	Australia	50.0%	50.0%
CAE Middle East Pilot Services LLC	United Arab Emirates	49.0%	—%
CAE Simulation Training Private Limited	India	50.0%	25.0%
Embraer CAE Training Services LLC	United States	49.0%	49.0%
Emirates-CAE Flight Training LLC	United Arab Emirates	49.0%	49.0%
Flight Training Alliance GmbH	Germany	50.0%	50.0%
HATSOFF Helicopter Training Private Limited	India	50.0%	50.0%
HFTS Helicopter Flight Training Services GmbH	Germany	25.0%	25.0%
JAL CAE Flight Training Co. Ltd.	Japan	50.0%	50.0%
National Flying Training Institute Private Limited	India	51.0%	51.0%
Pegasus Ucus Egitim Merkezi A.S.	Turkey	49.9%	49.9%
Pelesys Learning Systems Inc.	Canada	45.0%	45.0%
Philippine Academy for Aviation Training Inc	Philippines	40.0%	40.0%
Rotorsim s.r.l.	Italy	50.0%	50.0%
Rotorsim USA LLC	United States	50.0%	50.0%
Singapore CAE Flight Training Pte Ltd.	Singapore	50.0%	—%